Note 4 - Intangible Assets - Estimated Aggregate Amortization Expense (Details) - USD ($)	Sep. 30, 2018	Sep. 30, 2017
2019	$ 1,067,100
2020	1,028,768
2021	1,027,100
2022	1,027,100
2023	1,027,100
Thereafter	1,667,230
Total	$ 6,844,398	$ 8,547,487